EARNINGS (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income (loss)	$ 91	$ (977)	$ (2,447)	$ (14,711)	$ (15,036)	$ 2,716
Basic weighted average common stock outstanding	11,838,032	6,988,058	11,528,371	6,968,728	36,233,127	34,402,607
Basic income (loss) per share	$ 0.01	$ (0.14)	$ (0.21)	$ (2.11)	$ (0.41)	$ 0.08
Dilutive effect of stock options, warrants, and performance shares	3,886,071					7,510,000
Dilutive weighted average common stock outstanding	15,724,103	6,988,058	11,528,371	6,968,728	36,233,127	41,912,607
Diluted income (loss) per share	$ 0.01	$ (0.14)	$ (0.21)	$ (2.11)	$ (0.41)	$ 0.06
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted weighted average common shares			227,893		3,743,000
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted weighted average common shares			462,068		18,325,028